CONCENTRATION OF CREDIT RISK (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fdic Insured Limit	$ 250,000
Federal Deposit Insurance Corporation insurance coverage limit		$ 250,000
Revenue Benchmark [Member] | No Customers [Member]
Concentration Risk, Percentage	10.00%	10.00%
Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk, Percentage		12.00%	11.00%
Accounts Receivable [Member] | One Customers [Member]
Concentration Risk, Percentage		31.00%	31.00%
Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk, Percentage	30.00%